Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Lease Information

	At December 31,
	2024	2023
ROU assets:
Operating lease ROU and other assets (noncurrent)	$209	$122

Lease liabilities:
Operating lease and other current liabilities	$41	$35
Operating lease and other obligations (noncurrent)	193	112

Total operating lease liabilities	$234	$147

Weighted-average remaining lease term (in years)	7	6
Weighted-average discount rate	3.7%	2.8%

Schedule of Lease Costs

	Years Ended December 31,
	2024	2023	2022
Operating lease costs (including amounts allocated to property, plant and equipment)	$31	$53	$52
Short-term lease costs	20	13	9

Total operating lease costs	$51	$66	$61

The following table presents lease related cash flows and other information:

	Years Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$56	$47	$49

ROU assets obtained in exchange for operating lease obligations (noncash)	$129	$19	$42

Schedule of Operating Lease Maturity

Years	Amounts (a)
2025	$50
2026	39
2027	34
2028	29
2029	20
Thereafter	111

Total undiscounted lease payments	283
Less imputed interest	(49)

Total operating lease obligations	$234

(a)
Excludes the effects of a
ten-year
operating lease liability entered into in 2024 that commenced in January 2025. The future minimum lease payments under the lease agreement are estimated to be $1 million each year for 2025 through 2029 and $7 million thereafter (through expiration in 2034) for the lease.